RECONCILIATION OF FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation Of The Change In Net Assets Available For Benefits (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits as reported in the financial statements	$ 1,064,016,514
Change in loans deemed as distribution for financial statements reporting purposes	(24,587,250)
Change in loans deemed as distribution for Form 5500 purposes	24,225,939
Net increase in net assets available for benefits as reported in the Form 5500	$ 1,063,655,203